COMMITMENTS AND CONTINGENCIES (Details Narrative)										1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 08, 2024	Jun. 27, 2024 $ / shares	Jan. 22, 2024 USD ($)	Dec. 12, 2023 Integer $ / shares	Feb. 08, 2023 USD ($)	Jan. 26, 2023 shares	Nov. 21, 2022 shares	Oct. 12, 2022 shares	Jun. 14, 2022	Jun. 30, 2022 shares	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2024 USD ($)	Apr. 30, 2023 USD ($)	Jun. 11, 2024 USD ($)	Mar. 13, 2024 $ / shares	Feb. 28, 2024 USD ($)	Feb. 21, 2024 USD ($)	Jan. 30, 2024 USD ($)	Oct. 23, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 05, 2022 USD ($)	Feb. 02, 2022 USD ($)
Loss Contingencies [Line Items]
Rent expense													$ 9,426	$ 4,900
Fair value of common stock																							$ 1,334,000
Number of stock issued | shares						350	34	2,405		14,960
Balance of contingent consideration																				$ 418,455
Debt instrument, face amount																		$ 3,197,335.65
Cash			$ 16,500,000																			$ 500,000
Minimum stockholders equity requirement amount															$ 5,000,000
Stockholders equity			$ 4,045,326
Investments																			$ 16,500,000			$ 500,000
Bit price per share | $ / shares				$ 1.00
Threshold consecutive trading days | Integer				30
Reverse stock split									1-for-10 reverse stock split		1-for-10 to 1-for-100	1 for 40 reverse split
Share price | $ / shares																$ 4.54
Subsequent Event [Member]
Loss Contingencies [Line Items]
Reverse stock split	1-20 reverse split	1-20 reverse stock split
Share price | $ / shares		$ 8.71
Minimum [Member]
Loss Contingencies [Line Items]
Minimum stockholders equity requirement amount															$ 5,000,000,000,000						$ 2,500,000
Oasis Capital L L C [Member]
Loss Contingencies [Line Items]
Cash																	$ 225,000
Alleged Breach Senior Convertible Note [Member] | Oasis Capital L L C [Member]
Loss Contingencies [Line Items]
Loss contingency damages seeking value					$ 764,647.53
Debt instrument interest rate stated percentage					8.00%
Debt instrument, face amount					$ 600,000